ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Technology rights for licensed seeds	74,723	78,323
Distribution network	6,739	6,739
Trademark and certificates	1,687	-
Others	4,763	4,763

	87,912	89,825
Accumulated amortization	(54,366)	(59,926)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	29,232	25,585

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2013	4,619
2014	3,786
2015	3,108
2016	2,645
2017	1,616

Total	15,774